Note 13 - Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Note 13 - Commitments and Contingencies
Schedule of Non Cancelable Long-Term Time Charter Contracts [Table Text Block]
Year ending December 31,	Amount
2026	$773,403
2027	737,906
2028	665,929
2029	426,086
2030	273,252
2031 and thereafter	723,902
Total	$3,600,478

Long-Term Purchase Commitment [Table Text Block]
Year ending December 31	Amount (in millions of U.S. dollars)
2026	$165.0
2027	330.3
2028	46.1
Total	$541.4